STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Equity Transactions During the Period Since the Merger

Issuance and conversion of Preferred Stock

In April 2019, pursuant to the Oncotelic merger the Company issued 193,713 shares of Series A Preferred in exchange for 77,154 shares of Oncotelic Common Stock. Further, in November 2019 the Company issued 84,475 shares of Series A Preferred to PointR in exchange of 11,135,935 shares of PointR Common Stock upon the consummation of the PointR merger. In March 2021, 278,188 shares of the Company’s preferred stock converted to 278,187,847 shares of its Common Stock, effective March 31, 2021.

Issuance of Common Stock during the year ended December 31, 2021

During the year ended December 31, 2021, the Company issued 657,200 shares of its Common Stock to TFK in connection with the partial but final conversion of their convertible notes payable. As such, the debt outstanding to TFK at December 31, 2021 was $0.

During the year ended December 31, 2021, the Company issued a total of 1,148,235 shares of its Common Stock to various service providers for services rendered. A total cost of approximately $194,000 was recorded for such services.

During the year ended December 31, 2021, the Company sold 3,435,000 shares of its Common Stock in connection with the EPL for cash at prices ranging from $0.09 to $0.23 per share of Common Stock. The Company received a total of approximately $420,000 against such sale of its Common Stock.

During the third quarter of 2021, the Company issued 1,257,952 shares of Common Stock to its employees in lieu of fully vested restricted stock units (“RSUs”) under the 2015 Equity Incentive Plan. The Company recorded a stock-based compensation cost of $226,431 related to such issuance.

In connection with the fully vested RSUs, the Company estimated the fair value using the stock price as of the date of issuance as the RSUs were fully vested and issued as Common Stock of the Company. As such, there were no unvested RSUs as of December 31, 2021.

Issuance of Common Stock during the year ended December 31, 2020

During the year ended December 31, 2020, the Company issued 6,531,945 shares of its Common Stock to Peak One in connection with the full conversion of its Tranche 1 Note and partial conversion of its Tranche 2 Note; and TFK in connection with the partial conversions of its Note (See Note 6 for more information)